Anchen Acquisition (Narrative) (Details) (Anchen Acquisition [Member], USD $) In Thousands, unless otherwise specified	0 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 17, 2011	Dec. 31, 2011	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2009
Business Acquisition [Line Items]
Purchase price	$ 412,753
Acquisition post-closing adjustment, amounts collected from Anchen securityholders			3,786
Total revenues		12,932
(Loss) from continuing operations		(3,642)
Maximum valuation adjustment period (years)	1 year
Finite-lived intangible assets fair value adjustment					94,100
Inventory fair value adjustment					9,200
Prior debt and accrued interest					350,000
Adjustment to pro forma revenue, merger-related costs				25,396
Selling, general and administrative [Member]
Business Acquisition [Line Items]
Transaction costs		8,264		8,264
Selling, general and administrative [Member] | Investment Bank Fees [Member]
Business Acquisition [Line Items]
Transaction costs		5,013		5,013
Selling, general and administrative [Member] | Accounting Fees [Member]
Business Acquisition [Line Items]
Transaction costs		1,628		1,628
Selling, general and administrative [Member] | Legal Fees [Member]
Business Acquisition [Line Items]
Transaction costs		1,348		1,348
Selling, general and administrative [Member] | Other Fees [Member]
Business Acquisition [Line Items]
Transaction costs		$ 275		$ 275